Restructuring, Impairments and Gains on Sale - Schedule of Impairment of Assets (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of assets held for sale		$ 17,462		$ 120,005	$ 120,273	$ 2,559
Impairment of goodwill	$ 0		$ 0			214,515	$ 0
Impairment of intangible assets	0		0			51,789	$ 0
Impairment and write-off of long-lived assets associated with restructuring	230,489	231,306	510,940	423,063	796,734	66,187
Impairment of long-lived assets primarily associated with COVID-19	12,436	34,669	31,461	62,314	345,034
Gain on sale of assets	(821)	(2,961)	(816)	(49,423)	(59,165)	(44)
Loss on ChinaCo Deconsolidation					153,045
Total	$ 242,104	$ 280,476	$ 541,585	$ 555,959	$ 1,355,921	$ 335,006